Other provisions, other current liabilities and other non-current liabilities	12 Months Ended
Dec. 31, 2018
Other provisions, other current liabilities and other non-current liabilities
Other provisions, other current liabilities and other non-current liabilities

Note 13—Other provisions, other current liabilities and other non-current liabilities

“Other provisions” consisted of the following:

	December 31,
($ in millions)	2018	2017
Contract-related provisions	590	443
Restructuring and restructuring-related provisions	277	334
Provisions for contractual penalties and compliance and litigation matters	209	209
Provision for insurance-related reserves	166	153
Other	130	138
Total	1,372	1,277

“Other current liabilities” consisted of the following:

	December 31,
($ in millions)	2018	2017
Employee-related liabilities	1,506	1,439
Accrued expenses	546	389
Non-trade payables	477	454
Accrued customer rebates	299	230
Other tax liabilities	277	274
Income taxes payable	260	313
Derivative liabilities (see Note 6)	192	207
Accrued interest	73	61
Deferred income	36	33
Pension and other employee benefits	34	40
Other	80	69
Total	3,780	3,509

“Other non-current liabilities” consisted of the following:

	December 31,
($ in millions)	2018	2017
Income tax related liabilities	1,111	1,197
Provisions for contractual penalties and compliance and litigation matters	132	137
Non-current deposit liabilities	91	95
Employee-related liabilities	74	70
Environmental provisions	56	53
Derivative liabilities (see Note 6)	37	70
Deferred income	12	11
Other	176	216
Total	1,689	1,849